Cash and deposits with financial institutions	3 Months Ended
Jan. 31, 2022
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Cash and deposits with financial institutions
5.	Cash and deposits with financial institutions

	As at
($ millions)	January 31 2022		October 31 2021
Cash and non-interest-bearing deposits with financial institutions	$10,563		$9,693
Interest-bearing deposits with financial institutions	88,490		76,630
Total	$99,053	(1)	$86,323	(1)
(1)	Net of allowances of $1 (October 31, 2021 – $1).
The Bank is required to maintain balances with central banks, other regulatory authorities and certain counterparties and these amounted to $5,162 million (October 31, 2021 – $5,719 million) and are included above.